UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1: Report(s) to Shareholders.

Semiannual Report  |  September 30, 2017
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund

This page is intentionally left blank.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns For the 6 Months Ended September 30, 2017
Schwab Target 2010 Index Fund[1] (Ticker Symbol: SWYAX)	4.14%
Target 2010 Passive Composite Index	4.19%
Fund Category: Morningstar Target-Date 2000-2010[2]	4.46%
Performance Details	pages 8-9

Schwab Target 2015 Index Fund[1] (Ticker Symbol: SWYBX)	4.33%
Target 2015 Passive Composite Index	4.35%
Fund Category: Morningstar Target-Date 2015[2]	4.96%
Performance Details	pages 10-11

Schwab Target 2020 Index Fund[1] (Ticker Symbol: SWYLX)	5.15%
Target 2020 Passive Composite Index	5.14%
Fund Category: Morningstar Target-Date 2020[2]	5.38%
Performance Details	pages 12-13

Schwab Target 2025 Index Fund[1] (Ticker Symbol: SWYDX)	6.15%
Target 2025 Passive Composite Index	6.06%
Fund Category: Morningstar Target-Date 2025[2]	6.25%
Performance Details	pages 14-15

Schwab Target 2030 Index Fund[1] (Ticker Symbol: SWYEX)	6.69%
Target 2030 Passive Composite Index	6.71%
Fund Category: Morningstar Target-Date 2030[2]	6.94%
Performance Details	pages 16-17

Schwab Target 2035 Index Fund[1] (Ticker Symbol: SWYFX)	7.31%
Target 2035 Passive Composite Index	7.23%
Fund Category: Morningstar Target-Date 2035[2]	7.70%
Performance Details	pages 18-19
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 6 Months Ended September 30, 2017
Schwab Target 2040 Index Fund[1] (Ticker Symbol: SWYGX)	7.84%
Target 2040 Passive Composite Index	7.72%
Fund Category: Morningstar Target-Date 2040[2]	8.05%
Performance Details	pages 20-21

Schwab Target 2045 Index Fund[1] (Ticker Symbol: SWYHX)	8.08%
Target 2045 Passive Composite Index	8.05%
Fund Category: Morningstar Target-Date 2045[2]	8.46%
Performance Details	pages 22-23

Schwab Target 2050 Index Fund[1] (Ticker Symbol: SWYMX)	8.17%
Target 2050 Passive Composite Index	8.24%
Fund Category: Morningstar Target-Date 2050[2]	8.48%
Performance Details	pages 24-25

Schwab Target 2055 Index Fund[1] (Ticker Symbol: SWYJX)	8.43%
Target 2055 Passive Composite Index	8.42%
Fund Category: Morningstar Target-Date 2055[2]	8.69%
Performance Details	pages 26-27

Schwab Target 2060 Index Fund[1] (Ticker Symbol: SWYNX)	8.52%
Target 2060 Passive Composite Index	8.49%
Fund Category: Morningstar Target-Date 2060+[2]	8.75%
Performance Details	pages 28-29
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Our straightforward approach sets us apart. For more than 25 years, Charles Schwab Investment Management has put investor needs first. We’re driven to give investors what they want and need—without confusion. One of our goals has been to reduce the complexity of investing. The Schwab Target Index Funds support this mission by taking much of the guesswork out of managing risk as you get closer to retirement, automatically shifting your fund’s assets into more conservative investments. And since the funds rely primarily on index exchange-traded funds (ETFs), they provide low cost, efficient access to a range of asset classes. We are pleased to report that for the six-month reporting period, all of the Target Index Funds generated returns in line with their underlying indices.
Recently, we took steps to make the Schwab Target Index Funds even more straightforward and cost-competitive. Earlier this year we consolidated the Investor share class of the funds into the Institutional share class, allowing all shareholders to take advantage of its lower expenses. In addition, we eliminated the investment minimum. As a result of these moves, all investors in the funds now have access to the same low fees regardless of how much they invest with us.
Our commitment to reducing complexity on behalf of investors continues to earn us recognition. Earlier this year, we were named one of Morningstar’s “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment strategies. While we’re proud of this achievement, most importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For further information about these funds, please continue reading this report, or you can find additional details by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Earlier this year we consolidated the Investor share class of the funds into the Institutional share class, allowing all shareholders to take advantage of its lower expenses.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment

Over the six-month reporting period ended September 30, 2017, both global equity and fixed income markets generated positive returns. Generally accommodative monetary policies supported a positive global economic outlook, as did the stabilization of commodity prices. Escalating tensions in North Korea and elections in Europe, including in France, Germany, and the Netherlands, contributed to some spikes in volatility over the reporting period, though overall market volatility remained subdued. Throughout the reporting period, low inflation in Japan and the eurozone continued to contribute to historically low yields on many international government-backed securities. Meanwhile, the U.S. dollar generally weakened against a basket of international currencies, enhancing returns on overseas investments in U.S. dollar terms. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 7.71%, and the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 11.86% for the reporting period. In fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.31% over the same period.
Global economic growth improved over the six-month reporting period, with the world’s major economies growing together for the first time in 10 years.1 In the U.S., a tight labor market and increased consumer spending contributed to a 3% rise in second quarter gross domestic product (GDP), a broad measure of goods produced and services provided. Political risks and concerns diminished in the eurozone, and the region’s recovery accelerated over the reporting period, hitting an annualized pace of 2.3% in the second quarter of 2017. However, while the United Kingdom (U.K.) economy initially performed better than expected in the year following the Brexit referendum, U.K. economic growth showed signs of slowing toward the end of the reporting period. In Asia, strong corporate profits and solid imports and exports contributed to a more positive outlook in Japan, even with a downward revision to second quarter GDP. Chinese economic growth began to stabilize after concerns about decelerating GDP plagued the country last year, and according to the International Monetary Fund, the country has the potential to sustain strong growth over the medium term. U.S. sanctions weighed on Russia’s economy, though steadying oil prices provided some support toward the end of the reporting period. Meanwhile, after contracting every year between 2012 and 2016, Brazil emerged from its worst recession on record in the second quarter of 2017.
Asset Class Performance Comparison % returns during the 6 months ended September 30, 2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	As of August 2017, Organization for Economic Cooperation and Development.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment (continued)

During the six-month reporting period, monetary policies remained generally accommodative, though some central banks took steps toward or prepared for more normalized policy environments. In the U.S., the Federal Reserve (Fed) raised the federal funds rate in June to a target range of 1.00% to 1.25%—the fourth short-term interest rate increase since the Fed began tightening policy in December 2015. The Fed also announced it would begin unwinding its $4.5 trillion balance sheet in October 2017 by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank and the Bank of England maintained interest rates at or near historic lows, though both banks signaled that policy normalization was on the horizon. In Asia, the Bank of Japan maintained negative interest rates and continued to utilize yield curve management as a policy tool, while emphasizing that Japan’s policy stance would not change until inflation moved above the 2% target. Meanwhile, the People’s Bank of China continued to implement “prudent and neutral” monetary policy after taking tightening steps in early 2017.
Over the six-month reporting period, the U.S. Treasury yield curve generally flattened. Short-term yields rose in response to the Fed’s interest rate hike in June and peaked toward the end of July, then remained relatively stable through September. Longer-term yields, by comparison, are largely tied to economic growth and inflation expectations and fell slightly over the reporting period. In this environment, the yield on the benchmark 10-year Treasury note began the reporting period at 2.35% and finished at 2.33%. Meanwhile, bond yields outside the U.S., including the yields on 10-year government bonds in Germany and the U.K., generally rose though remained comparatively low over the reporting period.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the funds. She has served as portfolio manager of the funds since August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	4.14%	6.39%	5.89%
Target 2010 Passive Composite Index	4.19%	6.57%	6.05%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2000-2010[3]	4.46%	7.10%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	13
Portfolio Turnover Rate[1]	13%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	4.33%	6.82%	6.29%
Target 2015 Passive Composite Index	4.35%	6.96%	6.40%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2015[3]	4.96%	8.05%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	11
Portfolio Turnover Rate[1]	30%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	5.15%	8.92%	8.18%
Target 2020 Passive Composite Index	5.14%	8.93%	8.18%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2020[3]	5.38%	8.92%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	13
Portfolio Turnover Rate[1]	3%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	6.15%	11.16%	10.21%
Target 2025 Passive Composite Index	6.06%	11.09%	10.13%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2025[3]	6.25%	10.85%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	12
Portfolio Turnover Rate[1]	6%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	6.69%	12.51%	11.53%
Target 2030 Passive Composite Index	6.71%	12.70%	11.60%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2030[3]	6.94%	12.52%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	12
Portfolio Turnover Rate[1]	1%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	7.31%	14.10%	12.86%
Target 2035 Passive Composite Index	7.23%	14.03%	12.80%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2035[3]	7.70%	14.35%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	10
Portfolio Turnover Rate[1]	9%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	7.84%	15.37%	14.01%
Target 2040 Passive Composite Index	7.72%	15.29%	13.94%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2040[3]	8.05%	15.27%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	10
Portfolio Turnover Rate[1]	10%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	8.08%	16.08%	14.64%
Target 2045 Passive Composite Index	8.05%	16.10%	14.67%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2045[3]	8.46%	16.14%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	9
Portfolio Turnover Rate[1]	3%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	8.17%	16.38%	15.01%
Target 2050 Passive Composite Index	8.24%	16.59%	15.12%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2050[3]	8.48%	16.18%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	8
Portfolio Turnover Rate[1]	14%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	8.43%	16.91%	15.49%
Target 2055 Passive Composite Index	8.42%	17.06%	15.55%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2055[3]	8.69%	16.60%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	8
Portfolio Turnover Rate[1]	5%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	8.52%	17.09%	15.65%
Target 2060 Passive Composite Index	8.49%	17.22%	15.69%
Dow Jones U.S. Total Stock Market IndexSM	7.71%	18.67%	17.05%
Bloomberg Barclays U.S. Aggregate Bond Index	2.31%	0.07%	0.06%
Fund Category: Morningstar Target-Date 2060+[3]	8.75%	16.85%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenes, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of September 30, 2017

Statistics
Number of Holdings	8
Portfolio Turnover Rate[1]	13%
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning April 1, 2017 and held through September 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[1,3]	Beginning Account Value at 4/1/17	Ending Account Value (Net of Expenses) at 9/30/17	Expenses Paid During Period 4/1/17-9/30/17[2,4]	Effective Expenses Paid During Period 4/1/17-9/30/17[3,4]
Schwab Target 2010 Index Fund[5]
Actual Return	0.03%	0.08%	$1,000.00	$1,041.40	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2015 Index Fund[5]
Actual Return	0.03%	0.08%	$1,000.00	$1,043.30	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2020 Index Fund[5]
Actual Return	0.03%	0.08%	$1,000.00	$1,051.50	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2025 Index Fund[5]
Actual Return	0.04%	0.08%	$1,000.00	$1,061.50	$0.21	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2030 Index Fund[5]
Actual Return	0.04%	0.08%	$1,000.00	$1,066.90	$0.21	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2035 Index Fund[5]
Actual Return	0.04%	0.08%	$1,000.00	$1,073.10	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2040 Index Fund[5]
Actual Return	0.04%	0.08%	$1,000.00	$1,078.40	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2045 Index Fund[5]
Actual Return	0.04%	0.08%	$1,000.00	$1,080.80	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[1,3]	Beginning Account Value at 4/1/17	Ending Account Value (Net of Expenses) at 9/30/17	Expenses Paid During Period 4/1/17-9/30/17[2,4]	Effective Expenses Paid During Period 4/1/17-9/30/17[3,4]
Schwab Target 2050 Index Fund[5]
Actual Return	0.04%	0.08%	$1,000.00	$1,081.70	$0.21	$0.42
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.90	$0.20	$0.41
Schwab Target 2055 Index Fund[5]
Actual Return	0.03%	0.08%	$1,000.00	$1,084.30	$0.16	$0.42
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2060 Index Fund[5]
Actual Return	0.03%	0.08%	$1,000.00	$1,085.20	$0.16	$0.42
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days of the period, and divided by the 365 days of the fiscal year.
[5]	Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of each fund. The actual return and hypothetical 5% return shown is that of the former Institutional Shares (see financial note 1).

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.12
Net realized and unrealized gains (losses)	0.33	0.10
Total from investment operations	0.42	0.22
Less distributions:
Distributions from net investment income	—	(0.07)
Net asset value at end of period	$10.57	$10.15
Total return	4.14% [4]	2.26% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03% [6]	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.82% [6]	1.99% [6]
Portfolio turnover rate	13% [4]	2% [4]
Net assets, end of period (x 1,000)	$8,651	$955

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.05% and 0.06%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 96.0% of net assets

U.S. Stocks 26.5%
Large-Cap 24.9%
Schwab U.S. Large-Cap ETF	35,852	2,152,554
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	2,138	144,037
		2,296,591

International Stock 9.6%
Developed-Market Large-Cap 9.6%
Schwab International Equity ETF	24,707	826,944

Real Assets 1.1%
Real Estate 1.1%
Schwab U.S. REIT ETF	2,286	94,023

Fixed Income 55.7%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	9,807	541,935
Intermediate-Term Bond 41.0%
Schwab U.S. Aggregate Bond ETF	67,717	3,545,662
Treasury Bond 8.5%
Schwab Short-Term U.S. Treasury ETF	14,580	734,832
		4,822,429

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	267,003	267,083
Total Affiliated Underlying Funds
(Cost $8,096,808)		8,307,070
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 4.2% of net assets

Time Deposits 4.2%
BNP Paribas
0.59%, 10/02/17 (b)	86,393	86,393
Brown Brothers Harriman
0.59%, 10/02/17 (b)	15,910	15,910
Citibank
0.59%, 10/02/17 (b)	86,393	86,393
JPMorgan Chase Bank
0.59%, 10/02/17 (b)	86,393	86,393
Wells Fargo
0.59%, 10/02/17 (b)	86,393	86,393
Total Short-Term Investments
(Cost $361,482)		361,482
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab International Equity ETF	11,460	15,330	(2,083)	24,707	$53,862	$176	$—
Schwab Short-Term U.S. Treasury ETF	6,099	9,473	(992)	14,580	(874)	(255)	2,131
Schwab U.S. Aggregate Bond ETF	28,675	44,614	(5,572)	67,717	18,378	(4,715)	22,511
Schwab U.S. Large-Cap ETF	16,013	22,536	(2,697)	35,852	85,490	(293)	15,056
Schwab U.S. REIT ETF	922	1,364	—	2,286	235	—	796
Schwab U.S. Small-Cap ETF	936	1,303	(101)	2,138	8,057	45	569
Schwab U.S. TIPS ETF	4,102	6,480	(775)	9,807	(2,075)	(874)	2,504
Schwab Variable Share Price Money Fund, Ultra Shares	106,157	220,834	(59,988)	267,003	6	(12)	987
Total					$163,079	($5,928)	$44,554
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2010 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$8,307,070	$—	$—	$8,307,070
Short-Term Investments[1]	—	361,482	—	361,482
Total	$8,307,070	$361,482	$—	$8,668,552
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $8,096,808)		$8,307,070
Investments in unaffiliated issuers, at value (cost $361,482)		361,482
Receivables:
Fund shares sold		1,778
Dividends	+	140
Total assets		8,670,470
Liabilities
Payables:
Investments bought		19,572
Investment adviser fees	+	202
Total liabilities		19,774
Net Assets
Total assets		8,670,470
Total liabilities	–	19,774
Net assets		$8,650,696
Net Assets by Source
Capital received from investors		8,396,186
Net investment income not yet distributed		50,495
Net realized capital losses		(6,247)
Net unrealized capital appreciation		210,262

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,650,696		818,097		$10.57

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Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$44,554
Interest	+	474
Total investment income		45,028
Expenses
Investment adviser and administrator fees		2,007
Shareholder service fees:
Investor Shares[1]	+	204
Total expenses		2,211
Expense reduction by CSIM	–	1,185
Net expenses	–	1,026
Net investment income		44,002
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(5,928)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	163,079
Net realized and unrealized gains		157,151
Increase in net assets resulting from operations		$201,153
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$44,002	$17,407
Net realized losses		(5,928)	(319)
Net change in unrealized appreciation (depreciation)	+	163,079	47,183
Increase in net assets from operations		201,153	64,271
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(10,172)
Institutional Shares	+	—	(742)
Total distributions from net investment income		—	(10,914)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,772	$18,525	267,894	$2,668,599
Institutional Shares	+	782,870	8,147,073	94,015	951,351
Total shares sold		784,642	$8,165,598	361,909	$3,619,950
Shares Reinvested
Investor Shares		—	$—	1,030	$10,172
Institutional Shares	+	—	—	75	742
Total shares reinvested		—	$—	1,105	$10,914
Shares Redeemed
Investor Shares		(267,381)	($2,752,301)	(3,315)	($33,293)
Institutional Shares	+	(58,862)	(614,672)	(1)	(10)
Total shares redeemed		(326,243)	($3,366,973)	(3,316)	($33,303)
Net transactions in fund shares		458,399	$4,798,625	359,698	$3,597,561
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		359,698	$3,650,918	—	$—
Total increase	+	458,399	4,999,778	359,698	3,650,918
End of period		818,097	$8,650,696	359,698	$3,650,918
Net investment income not yet distributed			$50,495		$6,493
*	Commencement of operations.
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2015 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.13
Net realized and unrealized gains (losses)	0.35	0.12
Total from investment operations	0.44	0.25
Less distributions:
Distributions from net investment income	—	(0.08)
Net asset value at end of period	$10.61	$10.17
Total return	4.33% [4]	2.49% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03% [6]	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.78% [6]	2.15% [6]
Portfolio turnover rate	30% [4]	15% [4]
Net assets, end of period (x 1,000)	$9,496	$797

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.05% and 0.06%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.6% of net assets

U.S. Stocks 28.1%
Large-Cap 26.3%
Schwab U.S. Large-Cap ETF	41,660	2,501,266
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	2,507	168,897
		2,670,163

International Stock 10.1%
Developed-Market Large-Cap 10.1%
Schwab International Equity ETF	28,608	957,510

Real Assets 1.1%
Real Estate 1.1%
Schwab U.S. REIT ETF	2,574	105,869

Fixed Income 53.8%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	10,304	569,399
Intermediate-Term Bond 39.7%
Schwab U.S. Aggregate Bond ETF	72,041	3,772,067
Treasury Bond 8.1%
Schwab Short-Term U.S. Treasury ETF	15,193	765,727
		5,107,193

Security	Number of Shares	Value ($)
Money Market Fund 4.5%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	430,778	430,907
Total Affiliated Underlying Funds
(Cost $8,899,530)		9,271,642
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
Barclays Capital, Inc.
0.59%, 10/02/17 (b)	94,539	94,539
BNP Paribas
0.59%, 10/02/17 (b)	94,539	94,539
Brown Brothers Harriman
0.59%, 10/02/17 (b)	4,625	4,625
Total Short-Term Investments
(Cost $193,703)		193,703
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab International Equity ETF	19,044	17,619	(8,055)	28,608	$87,321	$2,756	$—
Schwab Short-Term U.S. Treasury ETF	9,013	9,249	(3,069)	15,193	(277)	(752)	3,352
Schwab U.S. Aggregate Bond ETF	43,640	44,599	(16,198)	72,041	42,967	(18,214)	36,535
Schwab U.S. Large-Cap ETF	26,384	26,142	(10,866)	41,660	138,598	691	20,419
Schwab U.S. REIT ETF	1,536	1,073	(35)	2,574	487	(93)	1,114
Schwab U.S. Small-Cap ETF	1,626	1,176	(295)	2,507	10,672	(81)	808
Schwab U.S. TIPS ETF	6,193	6,461	(2,350)	10,304	(149)	(2,246)	4,078
Schwab Variable Share Price Money Fund, Ultra Shares	200,351	491,097	(260,670)	430,778	—	—	1,430
Total					$279,619	($17,939)	$67,736
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$9,271,642	$—	$—	$9,271,642
Short-Term Investments[1]	—	193,703	—	193,703
Total	$9,271,642	$193,703	$—	$9,465,345
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $8,899,530)		$9,271,642
Investments in unaffiliated issuers, at value (cost $193,703)		193,703
Receivables:
Fund shares sold		35,748
Dividends	+	215
Total assets		9,501,308
Liabilities
Payables:
Investment adviser fees		242
Fund shares redeemed	+	5,099
Total liabilities		5,341
Net Assets
Total assets		9,501,308
Total liabilities	–	5,341
Net assets		$9,495,967
Net Assets by Source
Capital received from investors		9,069,042
Net investment income not yet distributed		79,939
Net realized capital losses		(25,126)
Net unrealized capital appreciation		372,112

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,495,967		895,281		$10.61

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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$67,736
Interest	+	713
Total investment income		68,449
Expenses
Investment adviser and administrator fees		3,141
Shareholder service fees:
Investor Shares[1]	+	348
Total expenses		3,489
Expense reduction by CSIM	–	1,831
Net expenses	–	1,658
Net investment income		66,791
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(17,939)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	279,619
Net realized and unrealized gains		261,680
Increase in net assets resulting from operations		$328,471
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$66,791	$37,878
Net realized losses		(17,939)	(7,187)
Net change in unrealized appreciation (depreciation)	+	279,619	92,493
Increase in net assets from operations		328,471	123,184
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(23,959)
Institutional Shares	+	—	(771)
Total distributions from net investment income		—	(24,730)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,735	$29,447	587,984	$5,884,658
Institutional Shares	+	1,050,440	10,860,578	78,248	792,672
Total shares sold		1,053,175	$10,890,025	666,232	$6,677,330
Shares Reinvested
Investor Shares		—	$—	2,350	$23,249
Institutional Shares	+	—	—	78	771
Total shares reinvested		—	$—	2,428	$24,020
Shares Redeemed
Investor Shares		(481,541)	($4,967,260)	(111,528)	($1,131,266)
Institutional Shares	+	(233,484)	(2,423,795)	(1)	(12)
Total shares redeemed		(715,025)	($7,391,055)	(111,529)	($1,131,278)
Net transactions in fund shares		338,150	$3,498,970	557,131	$5,570,072
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		557,131	$5,668,526	—	$—
Total increase	+	338,150	3,827,441	557,131	5,668,526
End of period		895,281	$9,495,967	557,131	$5,668,526
Net investment income not yet distributed			$79,939		$13,148
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (23,628 shares valued at $247,966) combined with Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2020 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.16
Net realized and unrealized gains (losses)	0.44	0.21
Total from investment operations	0.53	0.37
Less distributions:
Distributions from net investment income	—	(0.07)
Net asset value at end of period	$10.83	$10.30
Total return	5.15% [4]	3.69% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03% [6]	0.03% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.74% [6]	2.68% [6]
Portfolio turnover rate	3% [4]	17% [4]
Net assets, end of period (x 1,000)	$31,432	$5,455

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.05% and 0.05%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.7% of net assets

U.S. Stocks 34.1%
Large-Cap 31.7%
Schwab U.S. Large-Cap ETF	166,298	9,984,532
Small-Cap 2.4%
Schwab U.S. Small-Cap ETF	11,046	744,169
		10,728,701

International Stocks 13.8%
Developed-Market Large-Cap 13.1%
Schwab International Equity ETF	122,635	4,104,593
Emerging-Market 0.7%
Schwab Emerging Markets Equity ETF	8,469	227,901
		4,332,494

Real Assets 1.4%
Real Estate 1.4%
Schwab U.S. REIT ETF	10,464	430,384

Fixed Income 45.5%
Inflation-Protected Bond 3.5%
Schwab U.S. TIPS ETF	19,978	1,103,984
Intermediate-Term Bond 36.6%
Schwab U.S. Aggregate Bond ETF	219,759	11,506,581
Treasury Bond 5.4%
Schwab Short-Term U.S. Treasury ETF	33,899	1,708,510
		14,319,075

Security	Number of Shares	Value ($)
Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	898,065	898,335
Total Affiliated Underlying Funds
(Cost $29,618,611)		30,708,989
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
Barclays Capital, Inc.
0.59%, 10/02/17 (b)	64,302	64,302
BNP Paribas
0.59%, 10/02/17 (b)	317,739	317,739
JPMorgan Chase Bank
0.59%, 10/02/17 (b)	317,739	317,739
Wells Fargo
0.59%, 10/02/17 (b)	317,739	317,739
Total Short-Term Investments
(Cost $1,017,519)		1,017,519
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	4,127	4,342	—	8,469	$17,137	$—	$—
Schwab International Equity ETF	58,705	66,627	(2,697)	122,635	306,858	349	—
Schwab Short-Term U.S. Treasury ETF	14,493	19,406	—	33,899	(2,077)	—	5,900
Schwab U.S. Aggregate Bond ETF	95,329	129,550	(5,120)	219,759	58,623	(4,446)	87,000
Schwab U.S. Large-Cap ETF	75,839	95,322	(4,863)	166,298	458,439	328	72,111
Schwab U.S. REIT ETF	4,730	5,734	—	10,464	1,855	—	3,886
Schwab U.S. Small-Cap ETF	5,041	6,005	—	11,046	45,006	—	3,247
Schwab U.S. TIPS ETF	8,507	11,471	—	19,978	(4,660)	—	6,054
Schwab Variable Share Price Money Fund, Ultra Shares	257,260	640,805	—	898,065	—	—	3,330
Total					$881,181	($3,769)	$181,528
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$30,708,989	$—	$—	$30,708,989
Short-Term Investments[1]	—	1,017,519	—	1,017,519
Total	$30,708,989	$1,017,519	$—	$31,726,508
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $29,618,611)		$30,708,989
Investments in unaffiliated issuers, at value (cost $1,017,519)		1,017,519
Receivables:
Investments sold		318,070
Fund shares sold		299,672
Dividends	+	464
Total assets		32,344,714
Liabilities
Payables:
Investments bought		214,497
Investment adviser fees		832
Fund shares redeemed	+	697,219
Total liabilities		912,548
Net Assets
Total assets		32,344,714
Total liabilities	–	912,548
Net assets		$31,432,166
Net Assets by Source
Capital received from investors		30,152,697
Net investment income not yet distributed		205,150
Net realized capital losses		(16,059)
Net unrealized capital appreciation		1,090,378

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$31,432,166		2,902,466		$10.83

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$181,528
Interest	+	1,784
Total investment income		183,312
Expenses
Investment adviser and administrator fees		8,563
Shareholder service fees:
Investor Shares[1]	+	600
Total expenses		9,163
Expense reduction by CSIM and its affiliates	–	4,940
Net expenses	–	4,223
Net investment income		179,089
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(3,769)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	881,181
Net realized and unrealized gains		877,412
Increase in net assets resulting from operations		$1,056,501
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$179,089	$56,207
Net realized losses		(3,769)	(12,290)
Net change in unrealized appreciation (depreciation)	+	881,181	209,197
Increase in net assets from operations		1,056,501	253,114
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(24,391)
Institutional Shares	+	—	(5,755)
Total distributions from net investment income		—	(30,146)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		57,291	$591,174	917,276	$9,234,087
Institutional Shares	+	2,612,319	27,608,812	532,580	5,445,182
Total shares sold		2,669,610	$28,199,986	1,449,856	$14,679,269
Shares Reinvested
Investor Shares		—	$—	2,358	$23,440
Institutional Shares	+	—	—	578	5,755
Total shares reinvested		—	$—	2,936	$29,195
Shares Redeemed
Investor Shares		(839,148)	($8,769,109)	(137,777)	($1,396,262)
Institutional Shares	+	(239,638)	(2,556,384)	(3,373)	(33,998)
Total shares redeemed		(1,078,786)	($11,325,493)	(141,150)	($1,430,260)
Net transactions in fund shares		1,590,824	$16,874,493	1,311,642	$13,278,204
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,311,642	$13,501,172	—	$—
Total increase	+	1,590,824	17,930,994	1,311,642	13,501,172
End of period		2,902,466	$31,432,166	1,311,642	$13,501,172
Net investment income not yet distributed			$205,150		$26,061
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,500 shares valued at $218,839) combined with Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2025 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.10	0.14
Net realized and unrealized gains (losses)	0.54	0.34
Total from investment operations	0.64	0.48
Less distributions:
Distributions from net investment income	—	(0.08)
Net asset value at end of period	$11.04	$10.40
Total return	6.15% [4]	4.82% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.04% [6]	0.03% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.81% [6]	2.41% [6]
Portfolio turnover rate	6% [4]	6% [4]
Net assets, end of period (x 1,000)	$42,114	$1,649

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.04% and 0.05%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.8% of net assets

U.S. Stocks 41.6%
Large-Cap 38.3%
Schwab U.S. Large-Cap ETF	269,019	16,151,901
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF	20,562	1,385,262
		17,537,163

International Stocks 17.7%
Developed-Market Large-Cap 16.4%
Schwab International Equity ETF	206,710	6,918,584
Emerging-Market 1.3%
Schwab Emerging Markets Equity ETF	20,629	555,126
		7,473,710

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	18,392	756,463

Fixed Income 34.9%
Inflation-Protected Bond 1.1%
Schwab U.S. TIPS ETF	7,930	438,212
Intermediate-Term Bond 30.9%
Schwab U.S. Aggregate Bond ETF	248,535	13,013,292
Treasury Bond 2.9%
Schwab Short-Term U.S. Treasury ETF	24,290	1,224,216
		14,675,720

Security	Number of Shares	Value ($)
Money Market Fund 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	762,856	763,084
Total Affiliated Underlying Funds
(Cost $39,188,867)		41,206,140
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.6% of net assets

Time Deposits 2.6%
Australia & New Zealand Banking Group Ltd.
0.59%, 10/02/17 (b)	237,435	237,435
BNP Paribas
0.59%, 10/02/17 (b)	418,031	418,031
Sumitomo Mitsui Banking Corp.
0.59%, 10/02/17 (b)	418,031	418,031
Total Short-Term Investments
(Cost $1,073,497)		1,073,497
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	10,610	10,019	—	20,629	$44,430	$—	$—
Schwab International Equity ETF	103,686	113,138	(10,114)	206,710	549,166	(1,013)	—
Schwab Short-Term U.S. Treasury ETF	10,631	14,477	(818)	24,290	(1,525)	(308)	4,411
Schwab U.S. Aggregate Bond ETF	112,471	144,988	(8,924)	248,535	81,170	(12,397)	102,341
Schwab U.S. Large-Cap ETF	127,975	152,783	(11,739)	269,019	778,620	(144)	122,986
Schwab U.S. REIT ETF	8,164	11,120	(892)	18,392	5,579	(1,122)	7,067
Schwab U.S. Small-Cap ETF	9,550	11,881	(869)	20,562	87,614	409	6,272
Schwab U.S. TIPS ETF	3,494	4,436	—	7,930	(2,076)	—	2,596
Schwab Variable Share Price Money Fund, Ultra Shares	250,310	512,546	—	762,856	—	—	2,970
Total					$1,542,978	($14,575)	$248,643
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$41,206,140	$—	$—	$41,206,140
Short-Term Investments[1]	—	1,073,497	—	1,073,497
Total	$41,206,140	$1,073,497	$—	$42,279,637
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $39,188,867)		$41,206,140
Investments in unaffiliated issuers, at value (cost $1,073,497)		1,073,497
Receivables:
Fund shares sold		214,024
Dividends		370
Interest	+	29
Total assets		42,494,060
Liabilities
Payables:
Investments bought		375,427
Investment adviser fees		1,176
Fund shares redeemed	+	2,968
Total liabilities		379,571
Net Assets
Total assets		42,494,060
Total liabilities	–	379,571
Net assets		$42,114,489
Net Assets by Source
Capital received from investors		39,827,076
Net investment income not yet distributed		288,617
Net realized capital losses		(18,477)
Net unrealized capital appreciation		2,017,273

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$42,114,489		3,816,198		$11.04

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$248,643
Interest	+	2,111
Total investment income		250,754
Expenses
Investment adviser and administrator fees		11,852
Shareholder service fees:
Investor Shares[1]	+	1,282
Total expenses		13,134
Expense reduction by CSIM	–	6,604
Net expenses	–	6,530
Net investment income		244,224
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(14,575)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,542,978
Net realized and unrealized gains		1,528,403
Increase in net assets resulting from operations		$1,772,627
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$244,224	$115,766
Net realized losses		(14,575)	(3,902)
Net change in unrealized appreciation (depreciation)	+	1,542,978	474,295
Increase in net assets from operations		1,772,627	586,159
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(70,338)
Institutional Shares	+	—	(1,035)
Total distributions from net investment income		—	(71,373)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		109,399	$1,139,955	1,778,012	$17,975,764
Institutional Shares	+	4,170,183	44,554,968	158,407	1,636,344
Total shares sold		4,279,582	$45,694,923	1,936,419	$19,612,108
Shares Reinvested
Investor Shares		—	$—	6,970	$69,634
Institutional Shares	+	—	—	104	1,035
Total shares reinvested		—	$—	7,074	$70,669
Shares Redeemed
Investor Shares		(1,763,810)	($18,662,584)	(130,571)	($1,341,220)
Institutional Shares	+	(512,494)	(5,546,803)	(2)	(17)
Total shares redeemed		(2,276,304)	($24,209,387)	(130,573)	($1,341,237)
Net transactions in fund shares		2,003,278	$21,485,536	1,812,920	$18,341,540
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,812,920	$18,856,326	—	$—
Total increase	+	2,003,278	23,258,163	1,812,920	18,856,326
End of period		3,816,198	$42,114,489	1,812,920	$18,856,326
Net investment income not yet distributed			$288,617		$44,393
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,628 shares valued at $223,890) combined with Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2030 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.10	0.15
Net realized and unrealized gains (losses)	0.60	0.41
Total from investment operations	0.70	0.56
Less distributions:
Distributions from net investment income	—	(0.10)
Net asset value at end of period	$11.16	$10.46
Total return	6.69% [4]	5.66% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.04% [6]	0.03% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.77% [6]	2.49% [6]
Portfolio turnover rate	1% [4]	7% [4]
Net assets, end of period (x 1,000)	$47,657	$3,258

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.04% and 0.05%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2030 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.5% of net assets

U.S. Stocks 46.7%
Large-Cap 42.7%
Schwab U.S. Large-Cap ETF	339,011	20,354,220
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF	28,121	1,894,512
		22,248,732

International Stocks 21.0%
Developed-Market Large-Cap 19.1%
Schwab International Equity ETF	271,746	9,095,338
Emerging-Market 1.9%
Schwab Emerging Markets Equity ETF	33,956	913,756
		10,009,094

Real Assets 2.3%
Real Estate 2.3%
Schwab U.S. REIT ETF	26,128	1,074,645

Fixed Income 26.9%
Intermediate-Term Bond 25.2%
Schwab U.S. Aggregate Bond ETF	229,358	12,009,185
Treasury Bond 1.7%
Schwab Short-Term U.S. Treasury ETF	16,447	828,929
		12,838,114

Security	Number of Shares	Value ($)
Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	306,260	306,351
Total Affiliated Underlying Funds
(Cost $44,423,527)		46,476,936
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Barclays Capital, Inc.
0.59%, 10/02/17 (b)	178,629	178,629
BNP Paribas
0.59%, 10/02/17 (b)	468,836	468,836
JPMorgan Chase Bank
0.59%, 10/02/17 (b)	468,836	468,836
Wells Fargo
0.59%, 10/02/17 (b)	468,836	468,836
Total Short-Term Investments
(Cost $1,585,137)		1,585,137
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	13,339	20,617	—	33,956	$62,473	$—	$—
Schwab International Equity ETF	104,155	168,549	(958)	271,746	605,026	(322)	—
Schwab Short-Term U.S. Treasury ETF	5,371	11,076	—	16,447	(1,021)	—	2,441
Schwab U.S. Aggregate Bond ETF	79,641	152,445	(2,728)	229,358	49,054	(3,803)	79,233
Schwab U.S. Large-Cap ETF	124,173	216,444	(1,606)	339,011	834,178	(1,304)	136,603
Schwab U.S. REIT ETF	8,847	17,281	—	26,128	2,792	—	8,675
Schwab U.S. Small-Cap ETF	10,529	17,592	—	28,121	112,765	—	7,794
Schwab Variable Share Price Money Fund, Ultra Shares	45,081	261,179	—	306,260	—	—	1,388
Total					$1,665,267	($5,429)	$236,134
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2030 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$46,476,936	$—	$—	$46,476,936
Short-Term Investments[1]	—	1,585,137	—	1,585,137
Total	$46,476,936	$1,585,137	$—	$48,062,073
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $44,423,527)		$46,476,936
Investments in unaffiliated issuers, at value (cost $1,585,137)		1,585,137
Receivables:
Fund shares sold		644,760
Dividends		148
Interest	+	36
Total assets		48,707,017
Liabilities
Payables:
Investments bought		1,043,318
Investment adviser fees		1,313
Fund shares redeemed	+	5,878
Total liabilities		1,050,509
Net Assets
Total assets		48,707,017
Total liabilities	–	1,050,509
Net assets		$47,656,508
Net Assets by Source
Capital received from investors		45,350,862
Net investment income not yet distributed		269,850
Net realized capital losses		(17,613)
Net unrealized capital appreciation		2,053,409

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$47,656,508		4,268,994		$11.16

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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$236,134
Interest	+	2,289
Total investment income		238,423
Expenses
Investment adviser and administrator fees		11,423
Shareholder service fees:
Investor Shares[1]	+	959
Total expenses		12,382
Expense reduction by CSIM	–	6,190
Net expenses	–	6,192
Net investment income		232,231
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(5,429)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,665,267
Net realized and unrealized gains		1,659,838
Increase in net assets resulting from operations		$1,892,069
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$232,231	$107,012
Net realized losses		(5,429)	(12,184)
Net change in unrealized appreciation (depreciation)	+	1,665,267	388,142
Increase in net assets from operations		1,892,069	482,970
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(61,903)
Institutional Shares	+	—	(7,490)
Total distributions from net investment income		—	(69,393)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		71,813	$750,279	1,383,363	$14,060,631
Institutional Shares	+	4,182,592	45,221,185	322,973	3,328,447
Total shares sold		4,254,405	$45,971,464	1,706,336	$17,389,078
Shares Reinvested
Investor Shares		—	$—	6,106	$61,060
Institutional Shares	+	—	—	749	7,490
Total shares reinvested		—	$—	6,855	$68,550
Shares Redeemed
Investor Shares		(1,322,798)	($14,088,148)	(138,484)	($1,403,984)
Institutional Shares	+	(225,116)	(2,461,797)	(12,204)	(124,301)
Total shares redeemed		(1,547,914)	($16,549,945)	(150,688)	($1,528,285)
Net transactions in fund shares		2,706,491	$29,421,519	1,562,503	$15,929,343
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,562,503	$16,342,920	—	$—
Total increase	+	2,706,491	31,313,588	1,562,503	16,342,920
End of period		4,268,994	$47,656,508	1,562,503	$16,342,920
Net investment income not yet distributed			$269,850		$37,619
*	Commencement of operations.
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2035 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.12
Net realized and unrealized gains (losses)	0.68	0.52
Total from investment operations	0.77	0.64
Less distributions:
Distributions from net investment income	—	(0.10)
Net asset value at end of period	$11.31	$10.54
Total return	7.31% [4]	6.44% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.04% [6]	0.03% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.73% [6]	2.04% [6]
Portfolio turnover rate	9% [4]	13% [4]
Net assets, end of period (x 1,000)	$30,485	$1,904

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.04% and 0.05%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.9% of net assets

U.S. Stocks 50.9%
Large-Cap 45.9%
Schwab U.S. Large-Cap ETF	232,816	13,978,273
Small-Cap 5.0%
Schwab U.S. Small-Cap ETF	22,692	1,528,760
		15,507,033

International Stocks 23.9%
Developed-Market Large-Cap 21.3%
Schwab International Equity ETF	193,968	6,492,109
Emerging-Market 2.6%
Schwab Emerging Markets Equity ETF	29,042	781,520
		7,273,629

Real Assets 2.6%
Real Estate 2.6%
Schwab U.S. REIT ETF	19,458	800,307

Fixed Income 20.1%
Intermediate-Term Bond 19.0%
Schwab U.S. Aggregate Bond ETF	110,992	5,811,541
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	6,607	332,993
		6,144,534

Security	Number of Shares	Value ($)
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	113,386	113,420
Total Affiliated Underlying Funds
(Cost $28,038,369)		29,838,923
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets

Time Deposits 1.8%
Australia & New Zealand Banking Group Ltd.
0.59%, 10/02/17 (b)	303,119	303,119
Citibank
0.59%, 10/02/17 (b)	266,243	266,243
Total Short-Term Investments
(Cost $569,362)		569,362
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	14,049	16,888	(1,895)	29,042	$63,961	$161	$—
Schwab International Equity ETF	95,041	112,411	(13,484)	193,968	506,445	(2,529)	—
Schwab Short-Term U.S. Treasury ETF	2,926	3,823	(142)	6,607	(372)	(45)	1,200
Schwab U.S. Aggregate Bond ETF	49,600	69,622	(8,230)	110,992	40,295	(7,973)	45,769
Schwab U.S. Large-Cap ETF	108,718	140,177	(16,079)	232,816	668,916	(10,825)	106,475
Schwab U.S. REIT ETF	8,573	12,070	(1,185)	19,458	7,417	(2,784)	7,505
Schwab U.S. Small-Cap ETF	10,291	13,504	(1,103)	22,692	96,816	(2,687)	6,890
Schwab Variable Share Price Money Fund, Ultra Shares	—	113,386	—	113,386	—	—	474
Total					$1,383,478	($26,682)	$168,313
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$29,838,923	$—	$—	$29,838,923
Short-Term Investments[1]	—	569,362	—	569,362
Total	$29,838,923	$569,362	$—	$30,408,285
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $28,038,369)		$29,838,923
Investments in unaffiliated issuers, at value (cost $569,362)		569,362
Receivables:
Fund shares sold		77,118
Dividends		55
Interest	+	17
Total assets		30,485,475
Liabilities
Payables:
Investment adviser fees	+	885
Total liabilities		885
Net Assets
Total assets		30,485,475
Total liabilities	–	885
Net assets		$30,484,590
Net Assets by Source
Capital received from investors		28,524,466
Net investment income not yet distributed		194,259
Net realized capital losses		(34,689)
Net unrealized capital appreciation		1,800,554

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$30,484,590		2,696,405		$11.31

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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$168,313
Interest	+	1,502
Total investment income		169,815
Expenses
Investment adviser and administrator fees		8,596
Shareholder service fees:
Investor Shares[1]	+	838
Total expenses		9,434
Expense reduction by CSIM and its affiliates	–	4,659
Net expenses	–	4,775
Net investment income		165,040
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(26,682)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,383,478
Net realized and unrealized gains		1,356,796
Increase in net assets resulting from operations		$1,521,836
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$165,040	$91,216
Net realized losses		(26,682)	(8,007)
Net change in unrealized appreciation (depreciation)	+	1,383,478	417,076
Increase in net assets from operations		1,521,836	500,285
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(59,014)
Institutional Shares	+	—	(2,983)
Total distributions from net investment income		—	(61,997)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		24,754	$257,871	1,186,207	$12,040,095
Institutional Shares	+	2,817,548	30,596,871	180,408	1,883,415
Total shares sold		2,842,302	$30,854,742	1,366,615	$13,923,510
Shares Reinvested
Investor Shares		—	$—	5,816	$58,332
Institutional Shares	+	—	—	297	2,983
Total shares reinvested		—	$—	6,113	$61,315
Shares Redeemed
Investor Shares		(1,108,058)	($11,891,649)	(108,719)	($1,112,070)
Institutional Shares	+	(301,847)	(3,311,365)	(1)	(17)
Total shares redeemed		(1,409,905)	($15,203,014)	(108,720)	($1,112,087)
Net transactions in fund shares		1,432,397	$15,651,728	1,264,008	$12,872,738
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,264,008	$13,311,026	—	$—
Total increase	+	1,432,397	17,173,564	1,264,008	13,311,026
End of period		2,696,405	$30,484,590	1,264,008	$13,311,026
Net investment income not yet distributed			$194,259		$29,219
*	Commencement of operations.
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2040 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.15
Net realized and unrealized gains (losses)	0.74	0.55
Total from investment operations	0.83	0.70
Less distributions:
Distributions from net investment income	—	(0.11)
Net asset value at end of period	$11.42	$10.59
Total return	7.84% [4]	7.09% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.04% [6]	0.03% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.67% [6]	2.48% [6]
Portfolio turnover rate	10% [4]	8% [4]
Net assets, end of period (x 1,000)	$34,623	$1,514

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.04% and 0.05%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2040 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.4% of net assets

U.S. Stocks 54.7%
Large-Cap 48.9%
Schwab U.S. Large-Cap ETF	282,059	16,934,822
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	29,935	2,016,721
		18,951,543

International Stocks 26.5%
Developed-Market Large-Cap 23.3%
Schwab International Equity ETF	241,465	8,081,834
Emerging-Market 3.2%
Schwab Emerging Markets Equity ETF	41,028	1,104,063
		9,185,897

Real Assets 3.1%
Real Estate 3.1%
Schwab U.S. REIT ETF	25,706	1,057,288

Fixed Income 14.1%
Intermediate-Term Bond 13.5%
Schwab U.S. Aggregate Bond ETF	88,964	4,658,155
Security	Number of Shares	Value ($)
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	4,329	218,182
		4,876,337
Total Affiliated Underlying Funds
(Cost $32,035,277)		34,071,065
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
BNP Paribas
0.59%, 10/02/17 (a)	343,803	343,803
JPMorgan Chase Bank
0.59%, 10/02/17 (a)	343,803	343,803
Wells Fargo
0.59%, 10/02/17 (a)	87,600	87,600
Total Short-Term Investments
(Cost $775,206)		775,206
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	17,625	25,133	(1,730)	41,028	$87,668	$516	$—
Schwab International Equity ETF	103,591	156,734	(18,860)	241,465	606,711	(4,231)	—
Schwab Short-Term U.S. Treasury ETF	1,681	2,837	(189)	4,329	(199)	(50)	779
Schwab U.S. Aggregate Bond ETF	34,469	62,275	(7,780)	88,964	30,251	(6,343)	35,963
Schwab U.S. Large-Cap ETF	114,817	187,268	(20,026)	282,059	777,139	(15,479)	126,602
Schwab U.S. REIT ETF	9,873	16,887	(1,054)	25,706	4,275	(2,366)	9,764
Schwab U.S. Small-Cap ETF	12,263	18,987	(1,315)	29,935	122,386	(3,936)	9,148
Total					$1,628,231	($31,889)	$182,256
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2040 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$34,071,065	$—	$—	$34,071,065
Short-Term Investments[1]	—	775,206	—	775,206
Total	$34,071,065	$775,206	$—	$34,846,271
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $32,035,277)		$34,071,065
Investments in unaffiliated issuers, at value (cost $775,206)		775,206
Receivables:
Fund shares sold		177,421
Interest	+	20
Total assets		35,023,712
Liabilities
Payables:
Investments bought		342,078
Investment adviser fees		961
Fund shares redeemed	+	57,584
Total liabilities		400,623
Net Assets
Total assets		35,023,712
Total liabilities	–	400,623
Net assets		$34,623,089
Net Assets by Source
Capital received from investors		32,412,701
Net investment income not yet distributed		209,303
Net realized capital losses		(34,703)
Net unrealized capital appreciation		2,035,788

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$34,623,089		3,033,102		$11.42

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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$182,256
Interest	+	1,442
Total investment income		183,698
Expenses
Investment adviser and administrator fees		9,632
Shareholder service fees:
Investor Shares[1]	+	838
Total expenses		10,470
Expense reduction by CSIM	–	5,247
Net expenses	–	5,223
Net investment income		178,475
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(31,889)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,628,231
Net realized and unrealized gains		1,596,342
Increase in net assets resulting from operations		$1,774,817
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$178,475	$87,165
Net realized losses		(31,889)	(2,814)
Net change in unrealized appreciation (depreciation)	+	1,628,231	407,557
Increase in net assets from operations		1,774,817	491,908
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(53,782)
Institutional Shares	+	—	(2,555)
Total distributions from net investment income		—	(56,337)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		27,967	$294,780	1,192,700	$12,211,411
Institutional Shares	+	3,270,100	35,781,983	157,010	1,632,206
Total shares sold		3,298,067	$36,076,763	1,349,710	$13,843,617
Shares Reinvested
Investor Shares		—	$—	5,344	$53,698
Institutional Shares	+	—	—	254	2,556
Total shares reinvested		—	$—	5,598	$56,254
Shares Redeemed
Investor Shares		(1,136,256)	($12,267,078)	(89,755)	($932,514)
Institutional Shares	+	(379,958)	(4,213,152)	(14,304)	(151,189)
Total shares redeemed		(1,516,214)	($16,480,230)	(104,059)	($1,083,703)
Net transactions in fund shares		1,781,853	$19,596,533	1,251,249	$12,816,168
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,251,249	$13,251,739	—	$—
Total increase	+	1,781,853	21,371,350	1,251,249	13,251,739
End of period		3,033,102	$34,623,089	1,251,249	$13,251,739
Net investment income not yet distributed			$209,303		$30,828
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,887 shares valued at $223,165) combined with Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2045 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.10	0.10
Net realized and unrealized gains (losses)	0.76	0.65
Total from investment operations	0.86	0.75
Less distributions:
Distributions from net investment income	—	(0.11)
Net asset value at end of period	$11.50	$10.64
Total return	8.08% [4]	7.51% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.04% [6]	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.72% [6]	1.68% [6]
Portfolio turnover rate	3% [4]	8% [4]
Net assets, end of period (x 1,000)	$21,199	$1,261

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.04% and 0.06%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 57.0%
Large-Cap 50.7%
Schwab U.S. Large-Cap ETF	178,922	10,742,477
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	20,028	1,349,286
		12,091,763

International Stocks 28.4%
Developed-Market Large-Cap 24.8%
Schwab International Equity ETF	157,019	5,255,426
Emerging-Market 3.6%
Schwab Emerging Markets Equity ETF	28,686	771,940
		6,027,366

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF	17,175	706,408

Fixed Income 10.1%
Intermediate-Term Bond 9.7%
Schwab U.S. Aggregate Bond ETF	39,047	2,044,501
Security	Number of Shares	Value ($)
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	1,710	86,184
		2,130,685
Total Affiliated Underlying Funds
(Cost $19,624,432)		20,956,222
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Barclays Capital, Inc.
0.59%, 10/02/17 (a)	206,927	206,927
Brown Brothers Harriman
0.59%, 10/02/17 (a)	2,080	2,080
Total Short-Term Investments
(Cost $209,007)		209,007
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	13,332	15,780	(426)	28,686	$58,227	$59	$—
Schwab International Equity ETF	72,118	89,097	(4,196)	157,019	388,744	436	—
Schwab Short-Term U.S. Treasury ETF	689	1,021	—	1,710	(156)	—	283
Schwab U.S. Aggregate Bond ETF	16,219	23,769	(941)	39,047	11,053	(1,127)	14,996
Schwab U.S. Large-Cap ETF	78,137	104,964	(4,179)	178,922	492,726	152	78,181
Schwab U.S. REIT ETF	7,077	10,353	(255)	17,175	5,043	(636)	6,403
Schwab U.S. Small-Cap ETF	8,769	11,566	(307)	20,028	84,650	107	5,997
Total					$1,040,287	($1,009)	$105,860
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$20,956,222	$—	$—	$20,956,222
Short-Term Investments[1]	—	209,007	—	209,007
Total	$20,956,222	$209,007	$—	$21,165,229
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $19,624,432)		$20,956,222
Investments in unaffiliated issuers, at value (cost $209,007)		209,007
Receivables:
Fund shares sold	+	450,078
Total assets		21,615,307
Liabilities
Payables:
Investments bought		415,374
Investment adviser fees	+	580
Total liabilities		415,954
Net Assets
Total assets		21,615,307
Total liabilities	–	415,954
Net assets		$21,199,353
Net Assets by Source
Capital received from investors		19,750,274
Net investment income not yet distributed		122,679
Net realized capital losses		(5,390)
Net unrealized capital appreciation		1,331,790

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$21,199,353		1,843,072		$11.50

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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$105,860
Interest	+	735
Total investment income		106,595
Expenses
Investment adviser and administrator fees		5,602
Shareholder service fees:
Investor Shares[1]	+	589
Total expenses		6,191
Expense reduction by CSIM	–	3,103
Net expenses	–	3,088
Net investment income		103,507
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(1,009)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,040,287
Net realized and unrealized gains		1,039,278
Increase in net assets resulting from operations		$1,142,785
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$103,507	$59,603
Net realized losses		(1,009)	(4,381)
Net change in unrealized appreciation (depreciation)	+	1,040,287	291,503
Increase in net assets from operations		1,142,785	346,725
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(32,949)
Institutional Shares	+	—	(7,482)
Total distributions from net investment income		—	(40,431)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		70,062	$748,563	718,567	$7,368,178
Institutional Shares	+	1,827,968	20,138,370	148,641	1,532,883
Total shares sold		1,898,030	$20,886,933	867,208	$8,901,061
Shares Reinvested
Investor Shares		—	$—	3,238	$32,606
Institutional Shares	+	—	—	742	7,482
Total shares reinvested		—	$—	3,980	$40,088
Shares Redeemed
Investor Shares		(768,157)	($8,347,681)	(23,710)	($244,675)
Institutional Shares	+	(103,417)	(1,168,448)	(30,862)	(317,004)
Total shares redeemed		(871,574)	($9,516,129)	(54,572)	($561,679)
Net transactions in fund shares		1,026,456	$11,370,804	816,616	$8,379,470
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		816,616	$8,685,764	—	$—
Total increase	+	1,026,456	12,513,589	816,616	8,685,764
End of period		1,843,072	$21,199,353	816,616	$8,685,764
Net investment income not yet distributed			$122,679		$19,172
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (38,619 shares valued at $433,875) combined with Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2050 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.15
Net realized and unrealized gains (losses)	0.78	0.62
Total from investment operations	0.87	0.77
Less distributions:
Distributions from net investment income	—	(0.12)
Net asset value at end of period	$11.52	$10.65
Total return	8.17% [4]	7.80% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.04% [6]	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.67% [6]	2.54% [6]
Portfolio turnover rate	14% [4]	4% [4]
Net assets, end of period (x 1,000)	$14,853	$793

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.04% and 0.06%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2050 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 58.2%
Large-Cap 51.4%
Schwab U.S. Large-Cap ETF	127,244	7,639,730
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	14,860	1,001,118
		8,640,848

International Stocks 29.5%
Developed-Market Large-Cap 25.6%
Schwab International Equity ETF	113,492	3,798,577
Emerging-Market 3.9%
Schwab Emerging Markets Equity ETF	21,691	583,705
		4,382,282

Real Assets 3.4%
Real Estate 3.4%
Schwab U.S. REIT ETF	12,389	509,560

Fixed Income 7.7%
Intermediate-Term Bond 7.5%
Schwab U.S. Aggregate Bond ETF	21,174	1,108,670
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	702	35,381
		1,144,051
Total Affiliated Underlying Funds
(Cost $13,700,782)		14,676,741
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
BNP Paribas
0.59%, 10/02/17 (a)	109,664	109,664
Total Short-Term Investment
(Cost $109,664)		109,664
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	10,890	12,116	(1,315)	21,691	$46,061	$318	$—
Schwab International Equity ETF	55,967	69,366	(11,841)	113,492	293,101	(733)	—
Schwab Short-Term U.S. Treasury ETF	377	325	—	702	(31)	—	147
Schwab U.S. Aggregate Bond ETF	9,280	14,125	(2,231)	21,174	7,545	(1,545)	8,439
Schwab U.S. Large-Cap ETF	59,829	80,650	(13,235)	127,244	359,546	(1,381)	58,031
Schwab U.S. REIT ETF	5,499	7,105	(215)	12,389	3,361	(582)	4,837
Schwab U.S. Small-Cap ETF	6,939	9,268	(1,347)	14,860	62,213	(1,618)	4,663
Total					$771,796	($5,541)	$76,117
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2050 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$14,676,741	$—	$—	$14,676,741
Short-Term Investment[1]	—	109,664	—	109,664
Total	$14,676,741	$109,664	$—	$14,786,405
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $13,700,782)		$14,676,741
Investments in unaffiliated issuers, at value (cost $109,664)		109,664
Receivables:
Fund shares sold	+	124,172
Total assets		14,910,577
Liabilities
Payables:
Investments bought		46,566
Investment adviser fees		395
Fund shares redeemed	+	10,686
Total liabilities		57,647
Net Assets
Total assets		14,910,577
Total liabilities	–	57,647
Net assets		$14,852,930
Net Assets by Source
Capital received from investors		13,796,604
Net investment income not yet distributed		87,716
Net realized capital losses		(7,349)
Net unrealized capital appreciation		975,959

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,852,930		1,288,772		$11.52

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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$76,117
Interest	+	432
Total investment income		76,549
Expenses
Investment adviser and administrator fees		4,153
Shareholder service fees:
Investor Shares[1]	+	431
Total expenses		4,584
Expense reduction by CSIM	–	2,328
Net expenses	–	2,256
Net investment income		74,293
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(5,541)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	771,796
Net realized and unrealized gains		766,255
Increase in net assets resulting from operations		$840,548
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$74,293	$40,488
Net realized losses		(5,541)	(1,808)
Net change in unrealized appreciation (depreciation)	+	771,796	204,163
Increase in net assets from operations		840,548	242,843
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(24,827)
Institutional Shares	+	—	(2,238)
Total distributions from net investment income		—	(27,065)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		39,004	$420,083	574,447	$5,899,391
Institutional Shares	+	1,415,232	15,605,458	75,399	791,031
Total shares sold		1,454,236	$16,025,541	649,846	$6,690,422
Shares Reinvested
Investor Shares		—	$—	2,428	$24,451
Institutional Shares	+	—	—	222	2,238
Total shares reinvested		—	$—	2,650	$26,689
Shares Redeemed
Investor Shares		(577,713)	($6,279,065)	(38,166)	($394,238)
Institutional Shares	+	(200,941)	(2,260,923)	(1,140)	(11,822)
Total shares redeemed		(778,654)	($8,539,988)	(39,306)	($406,060)
Net transactions in fund shares		675,582	$7,485,553	613,190	$6,311,051
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		613,190	$6,526,829	—	$—
Total increase	+	675,582	8,326,101	613,190	6,526,829
End of period		1,288,772	$14,852,930	613,190	$6,526,829
Net investment income not yet distributed			$87,716		$13,423
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (25,350 shares valued at $285,263) combined with Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2055 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.10	0.15
Net realized and unrealized gains (losses)	0.80	0.65
Total from investment operations	0.90	0.80
Less distributions:
Distributions from net investment income	—	(0.13)
Net asset value at end of period	$11.57	$10.67
Total return	8.43% [4]	8.03% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03% [6]	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.72% [6]	2.53% [6]
Portfolio turnover rate	5% [4]	14% [4]
Net assets, end of period (x 1,000)	$8,524	$147

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.05% and 0.06%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 59.5%
Large-Cap 52.4%
Schwab U.S. Large-Cap ETF	74,362	4,464,694
Small-Cap 7.1%
Schwab U.S. Small-Cap ETF	8,954	603,231
		5,067,925

International Stocks 30.8%
Developed-Market Large-Cap 26.5%
Schwab International Equity ETF	67,644	2,264,045
Emerging-Market 4.3%
Schwab Emerging Markets Equity ETF	13,560	364,899
		2,628,944

Real Assets 3.6%
Real Estate 3.6%
Schwab U.S. REIT ETF	7,478	307,570

Fixed Income 5.2%
Intermediate-Term Bond 5.0%
Schwab U.S. Aggregate Bond ETF	8,199	429,300
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	258	13,003
		442,303
Total Affiliated Underlying Funds
(Cost $7,813,580)		8,446,742
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Barclays Capital, Inc.
0.59%, 10/02/17 (a)	41,477	41,477
Total Short-Term Investment
(Cost $41,477)		41,477
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	6,826	7,184	(450)	13,560	$27,572	$293	$—
Schwab International Equity ETF	33,433	37,124	(2,913)	67,644	169,581	197	—
Schwab Short-Term U.S. Treasury ETF	131	127	—	258	(19)	—	59
Schwab U.S. Aggregate Bond ETF	3,741	4,814	(356)	8,199	2,726	(492)	3,276
Schwab U.S. Large-Cap ETF	35,193	41,778	(2,609)	74,362	205,614	(86)	32,958
Schwab U.S. REIT ETF	3,330	4,439	(291)	7,478	2,300	(625)	2,831
Schwab U.S. Small-Cap ETF	4,251	4,963	(260)	8,954	37,500	(25)	2,710
Total					$445,274	($738)	$41,834
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2055 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$8,446,742	$—	$—	$8,446,742
Short-Term Investment[1]	—	41,477	—	41,477
Total	$8,446,742	$41,477	$—	$8,488,219
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $7,813,580)		$8,446,742
Investments in unaffiliated issuers, at value (cost $41,477)		41,477
Receivables:
Fund shares sold	+	36,084
Total assets		8,524,303
Liabilities
Payables:
Investment adviser fees	+	229
Total liabilities		229
Net Assets
Total assets		8,524,303
Total liabilities	–	229
Net assets		$8,524,074
Net Assets by Source
Capital received from investors		7,846,197
Net investment income not yet distributed		48,883
Net realized capital losses		(4,168)
Net unrealized capital appreciation		633,162

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,524,074		736,447		$11.57

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$41,834
Interest	+	209
Total investment income		42,043
Expenses
Investment adviser and administrator fees		2,290
Shareholder service fees:
Investor Shares[1]	+	275
Total expenses		2,565
Expense reduction by CSIM	–	1,298
Net expenses	–	1,267
Net investment income		40,776
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(738)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	445,274
Net realized and unrealized gains		444,536
Increase in net assets resulting from operations		$485,312
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$40,776	$36,689
Net realized losses		(738)	(3,430)
Net change in unrealized appreciation (depreciation)	+	445,274	187,888
Increase in net assets from operations		485,312	221,147
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(26,235)
Institutional Shares	+	—	(2,347)
Total distributions from net investment income		—	(28,582)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		17,867	$192,529	376,557	$3,828,247
Institutional Shares	+	755,141	8,342,841	21,287	216,514
Total shares sold		773,008	$8,535,370	397,844	$4,044,761
Shares Reinvested
Investor Shares		—	$—	2,550	$25,712
Institutional Shares	+	—	—	233	2,347
Total shares reinvested		—	$—	2,783	$28,059
Shares Redeemed
Investor Shares		(356,382)	($3,887,407)	(40,592)	($425,647)
Institutional Shares	+	(32,476)	(368,381)	(7,738)	(80,558)
Total shares redeemed		(388,858)	($4,255,788)	(48,330)	($506,205)
Net transactions in fund shares		384,150	$4,279,582	352,297	$3,566,615
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		352,297	$3,759,180	—	$—
Total increase	+	384,150	4,764,894	352,297	3,759,180
End of period		736,447	$8,524,074	352,297	$3,759,180
Net investment income not yet distributed			$48,883		$8,107
*	Commencement of operations.
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2060 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 9/30/17*,[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.18
Net realized and unrealized gains (losses)	0.82	0.62
Total from investment operations	0.91	0.80
Less distributions:
Distributions from net investment income	—	(0.12)
Net asset value at end of period	$11.59	$10.68
Total return	8.52% [4]	8.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03% [6]	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08% [6]
Net investment income (loss)	1.68% [6]	2.94% [6]
Portfolio turnover rate	13% [4]	0% [4]
Net assets, end of period (x 1,000)	$9,675	$166

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. If the expenses incurred by the underlying funds were included in the ratio it would have increased 0.05% and 0.06%, respectively, for the periods ended September 30, 2017 and March 31,2017 (see financial note 4).
6
Annualized.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 59.8%
Large-Cap 52.6%
Schwab U.S. Large-Cap ETF	84,769	5,089,531
Small-Cap 7.2%
Schwab U.S. Small-Cap ETF	10,372	698,761
		5,788,292

International Stocks 31.1%
Developed-Market Large-Cap 26.7%
Schwab International Equity ETF	77,235	2,585,055
Emerging-Market 4.4%
Schwab Emerging Markets Equity ETF	15,726	423,187
		3,008,242

Real Assets 3.7%
Real Estate 3.7%
Schwab U.S. REIT ETF	8,765	360,505

Fixed Income 4.4%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	7,878	412,492
Security	Number of Shares	Value ($)
Treasury Bond 0.1%
Schwab Short-Term U.S. Treasury ETF	267	13,457
		425,949
Total Affiliated Underlying Funds
(Cost $8,815,266)		9,582,988
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Australia & New Zealand Banking Group Ltd.
0.59%, 10/02/17 (a)	45,428	45,428
Total Short-Term Investment
(Cost $45,428)		45,428
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017.
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 04/01/17 to 09/30/17	Distributions Received* 04/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	9,127	7,800	(1,201)	15,726	$33,360	$541	$—
Schwab International Equity ETF	45,058	40,897	(8,720)	77,235	201,425	789	—
Schwab Short-Term U.S. Treasury ETF	139	128	—	267	(15)	—	56
Schwab U.S. Aggregate Bond ETF	4,231	4,241	(594)	7,878	3,413	(979)	3,285
Schwab U.S. Large-Cap ETF	47,185	46,321	(8,737)	84,769	244,855	(2,505)	38,321
Schwab U.S. REIT ETF	4,534	4,868	(637)	8,765	3,508	(1,369)	3,310
Schwab U.S. Small-Cap ETF	5,758	5,607	(993)	10,372	43,604	(1,051)	3,215
Total					$530,150	($4,574)	$48,187
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2060 Index Fund
Portfolio Holdings as of September 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$9,582,988	$—	$—	$9,582,988
Short-Term Investment[1]	—	45,428	—	45,428
Total	$9,582,988	$45,428	$—	$9,628,416
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of September 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $8,815,266)		$9,582,988
Investments in unaffiliated issuers, at value (cost $45,428)		45,428
Receivables:
Fund shares sold	+	47,240
Total assets		9,675,656
Liabilities
Payables:
Investment adviser fees	+	253
Total liabilities		253
Net Assets
Total assets		9,675,656
Total liabilities	–	253
Net assets		$9,675,403
Net Assets by Source
Capital received from investors		8,853,876
Net investment income not yet distributed		58,379
Net realized capital losses		(4,574)
Net unrealized capital appreciation		767,722

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,675,403		834,781		$11.59

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2017 through September 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$48,187
Interest	+	180
Total investment income		48,367
Expenses
Investment adviser and administrator fees		2,734
Shareholder service fees:
Investor Shares[1]	+	343
Total expenses		3,077
Expense reduction by CSIM	–	1,558
Net expenses	–	1,519
Net investment income		46,848
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(4,574)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	530,150
Net realized and unrealized gains		525,576
Increase in net assets resulting from operations		$572,424
[1]	Effective July 24, 2017, the Investor Share class combined with the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/17-9/30/17		8/25/16*-3/31/17
Net investment income		$46,848	$49,550
Net realized gains (losses)		(4,574)	—
Net change in unrealized appreciation (depreciation)	+	530,150	237,572
Increase in net assets from operations		572,424	287,122
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(36,773)
Institutional Shares	+	—	(1,246)
Total distributions from net investment income		—	(38,019)

Transactions in Fund Shares1
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		24,825	$268,264	462,701	$4,699,657
Institutional Shares	+	912,276	10,089,616	15,408	157,668
Total shares sold		937,101	$10,357,880	478,109	$4,857,325
Shares Reinvested
Investor Shares		—	$—	3,611	$36,445
Institutional Shares	+	—	—	124	1,246
Total shares reinvested		—	$—	3,735	$37,691
Shares Redeemed
Investor Shares		(480,679)	($5,239,087)	(10,459)	($110,053)
Institutional Shares	+	(92,996)	(1,049,577)	(30)	(303)
Total shares redeemed		(573,675)	($6,288,664)	(10,489)	($110,356)
Net transactions in fund shares		363,426	$4,069,216	471,355	$4,784,660
Shares Outstanding and Net Assets
		4/1/17-9/30/17		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		471,355	$5,033,763	—	$—
Total increase	+	363,426	4,641,640	471,355	5,033,763
End of period		834,781	$9,675,403	471,355	$5,033,763
Net investment income not yet distributed			$58,379		$11,531
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (21,010 shares valued at $237,542) combined with Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Small-Cap Equity Fund™
Schwab Target 2015 Index Fund	Schwab Hedged Equity Fund™
Schwab Target 2020 Index Fund	Schwab Health Care Fund™
Schwab Target 2025 Index Fund	Schwab® International Core Equity Fund
Schwab Target 2030 Index Fund	Schwab Target 2010 Fund
Schwab Target 2035 Index Fund	Schwab Target 2015 Fund
Schwab Target 2040 Index Fund	Schwab Target 2020 Fund
Schwab Target 2045 Index Fund	Schwab Target 2025 Fund
Schwab Target 2050 Index Fund	Schwab Target 2030 Fund
Schwab Target 2055 Index Fund	Schwab Target 2035 Fund
Schwab Target 2060 Index Fund	Schwab Target 2040 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab International Index Fund®	Schwab Target 2060 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund	Schwab® Monthly Income Fund - Moderate Payout
Schwab Core Equity Fund™	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Dividend Equity Fund™	Schwab® Monthly Income Fund - Maximum Payout
Schwab Large-Cap Growth Fund™
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as underlying funds), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, and cash equivalents, including money market securities.
Prior to July 24, 2017, each fund offered two share classes: Investor Shares and Institutional Shares.
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single share class and each fund in this report no longer offers separate share classes. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.
Effective August 1, 2017, the funds adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2017 are disclosed in the Portfolio Holdings.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Prior to June 6, 2017, the funds were responsible for interest expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that you could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities. Although ETFs are listed on national securities exchanges, there can be no assurance that an active trading market for such ETF shares will develop or be maintained. If an active market is not maintained, the fund may experience difficulty in buying or selling ETF shares. In addition, the market price of ETF shares may deviate, sometimes significantly, from net asset value, particularly during periods of market volatility. Certain ETFs that seek to track the performance of their benchmark indices may not fully replicate their index and may hold securities not included in the index, which may not produce the intended results.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of liquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Advisory Agreement between CSIM and the trust.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Shareholder Servicing
Prior to July 24, 2017, the Board had adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enabled each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab)(together, “service providers”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s Investor Shares were subject to an annual shareholder servicing fee up to 0.05%. Each fund’s Institutional Shares were not subject to any fee under the Plan. The shareholder servicing fee paid to a particular service provider was made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund paid no more than 0.05% of the average annual daily net asset value of the fund’s Investor Shares owned by shareholders holding shares through such service provider. Payments under the Plan were made as described above without regard to whether the fee was more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Effective July 24, 2017, none of the funds in this report are subject to a shareholder servicing fee.
Contractual Expense Limitations
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) to 0.08%.
Prior to July 24, 2017, CSIM and its affiliates had an agreement with the funds to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding interest, taxes and certain non-routine expenses) to 0.13% for each fund’s Investor Shares and 0.08% for each fund’s Institutional Shares.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of September 30, 2017, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Schwab Emerging Markets Equity ETF	—%	—%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab International Equity ETF	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.0%*	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.1%	0.1%	0.3%	0.3%	0.3%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.0%*	0.0%*	—%	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.1%	0.1%	0.0%*	0.0%*	—%	—%	—%	—%	—%
*	Less than 0.05%

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Schwab Target Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially) or control a significant percentage of a fund’s shares. As of September 30, 2017, shareholder ownership of each fund’s outstanding shares was as follows:
Number of Unaffiliated Shareholder Accounts Greater than 10%
Schwab Target 2010 Index Fund	1 (owning 15%)
Schwab Target 2015 Index Fund	2 (owning 25%)
Schwab Target 2020 Index Fund	-
Schwab Target 2025 Index Fund	-
Schwab Target 2030 Index Fund	-
Schwab Target 2035 Index Fund	-
Schwab Target 2040 Index Fund	-
Schwab Target 2045 Index Fund	-
Schwab Target 2050 Index Fund	-
Schwab Target 2055 Index Fund	-
Schwab Target 2060 Index Fund	-

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (The Credit Facility), which matures on October 5, 2017. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. Effective June 6, 2017, where applicable, CSIM paid the commitment fee and any interest expense charged on any borrowings by a fund, since these expenses are now included in the advisory fee. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. Since June 6, 2017, where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

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Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended September 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Target 2010 Index Fund	$5,356,423	$673,116
Schwab Target 2015 Index Fund	5,820,013	2,287,797
Schwab Target 2020 Index Fund	17,448,629	645,205
Schwab Target 2025 Index Fund	23,005,488	1,620,124
Schwab Target 2030 Index Fund	29,195,845	261,002
Schwab Target 2035 Index Fund	17,446,372	1,971,410
Schwab Target 2040 Index Fund	21,813,595	2,361,106
Schwab Target 2045 Index Fund	11,809,691	478,854
Schwab Target 2050 Index Fund	8,856,839	1,406,588
Schwab Target 2055 Index Fund	4,560,253	304,515
Schwab Target 2060 Index Fund	4,984,712	920,751

8. Federal Income Taxes:
As of September 30, 2017, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Tax cost	$8,465,378	$9,125,883	$30,654,719	$40,282,594	$46,026,701	$28,645,877	$32,847,831
Gross unrealized appreciation	$205,694	$340,557	$1,076,563	$2,000,797	$2,036,542	$1,762,952	$1,998,671
Gross unrealized depreciation	(2,520)	(1,095)	(4,774)	(3,754)	(1,170)	(544)	(231)
Net unrealized appreciation (depreciation)	$203,174	$339,462	$1,071,789	$1,997,043	$2,035,372	$1,762,408	$1,998,440

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Tax cost	$19,839,684	$13,819,264	$7,859,835	$8,867,251
Gross unrealized appreciation	$1,325,713	$967,174	$628,413	$761,191
Gross unrealized depreciation	(168)	(33)	(29)	(26)
Net unrealized appreciation (depreciation)	$1,325,545	$967,141	$628,384	$761,165
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2017, the funds had no capital loss carryforwards.
As of March 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2017, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, and Schwab Target 2060 Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2017, and June 6, 2017, and approved an amended and restated investment advisory agreement (the Agreement) with respect to the Funds through August 18, 2018 at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the

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Schwab Target Index Funds
Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap (contractual expense limitation agreement). The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Fund invests are covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers and expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	105	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	105	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Schwab Target Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	105	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	105	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	105	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	105	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	105	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Target Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	105	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	105	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Schwab Target Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Target Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. 1 – 3 Year Treasury Bond Index  An index that includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately the largest 750 stocks and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of real estate investment trusts (REITs). REITs are real estate companies that own and commonly operate income-producing commercial and/or residential real estate. The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the U.S. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

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Schwab Target Index Funds
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 24.9% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small Cap Total Stock Market Index, 9.5% FTSE Developed ex US Index (Net), 1.1% Dow Jones U.S. Select REIT Index, 8.5% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 41.1% Bloomberg Barclays U.S. Aggregate Bond Index, 6.3% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 7.1% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 26.3% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small Cap Total Stock Market Index, 10.1% FTSE Developed ex US Index (Net), 1.2% Dow Jones U.S. Select REIT Index, 8.0% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 39.9% Bloomberg Barclays U.S. Aggregate Bond Index, 6.1% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 6.7% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 31.7% Dow Jones U.S. Large Cap Total Stock Market Index, 2.4% Dow Jones U.S. Small Cap Total Stock Market Index, 13.0% FTSE Developed ex US Index (Net), 0.7% FTSE Emerging Index (Net), 1.4% Dow Jones U.S. Select REIT Index, 5.4% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 36.5% Bloomberg Barclays U.S. Aggregate Bond Index, 3.5% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 5.4% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 38.3% Dow Jones U.S. Large Cap Total Stock Market Index, 3.2% Dow Jones U.S. Small Cap Total Stock Market Index, 16.5% FTSE Developed ex US Index (Net), 1.4% FTSE Emerging Index (Net), 1.8% Dow Jones U.S. Select REIT Index, 2.9% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 30.9% Bloomberg Barclays U.S. Aggregate Bond Index, 1.1% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 3.9% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 42.7% Dow Jones U.S. Large Cap Total Stock Market Index, 4.1% Dow Jones U.S. Small Cap Total Stock Market Index, 19.1% FTSE Developed ex US Index (Net), 2.0% FTSE Emerging Index (Net), 2.2% Dow Jones U.S. Select REIT Index, 1.7% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 25.2% Bloomberg Barclays U.S. Aggregate Bond Index, 3.0% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 46.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.9% Dow Jones U.S. Small Cap Total Stock Market Index, 21.3% FTSE Developed ex US Index (Net), 2.6% FTSE Emerging Index (Net), 2.6% Dow Jones U.S. Select REIT Index, 1.1% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 19.2% Bloomberg Barclays U.S. Aggregate Bond Index, 2.3% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 48.9% Dow Jones U.S. Large Cap Total Stock Market Index, 5.8% Dow Jones U.S. Small Cap Total Stock Market Index, 23.4% FTSE Developed ex US Index (Net), 3.2% FTSE Emerging Index (Net), 3.0% Dow Jones U.S. Select REIT Index, 0.7% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 13.5% Bloomberg Barclays U.S. Aggregate Bond Index, 1.6% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 50.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.4% Dow Jones U.S. Small Cap Total Stock Market Index, 24.8% FTSE Developed ex US Index (Net), 3.7% FTSE Emerging Index (Net), 3.3% Dow Jones U.S. Select REIT Index, 0.4% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 9.6% Bloomberg Barclays U.S. Aggregate Bond Index, 1.1% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 51.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.7% Dow Jones U.S. Small Cap Total Stock Market Index, 25.6% FTSE Developed ex US Index (Net), 4.0% FTSE Emerging Index (Net), 3.5% Dow Jones U.S. Select REIT Index, 0.3%

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 7.3% Bloomberg Barclays U.S. Aggregate Bond Index, 0.9% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 52.6% Dow Jones U.S. Large Cap Total Stock Market Index, 7.1% Dow Jones U.S. Small Cap Total Stock Market Index, 26.4% FTSE Developed ex US Index (Net), 4.3% FTSE Emerging Index (Net), 3.6% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 5.2% Bloomberg Barclays U.S. Aggregate Bond Index, 0.6% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2017, the composite is derived using the following portion allocations: 53.0% Dow Jones U.S. Large Cap Total Stock Market Index, 7.2% Dow Jones U.S. Small Cap Total Stock Market Index, 26.7% FTSE Developed ex US Index (Net), 4.4% FTSE Emerging Index (Net), 3.7% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index, 4.3% Bloomberg Barclays U.S. Aggregate Bond Index, 0.5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2017. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Semiannual Report

Notes

Schwab Target Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR93877-01
00200340

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 15, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 15, 2017